Taxes (Details) - HKD ($)		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2019
Hong Kong [Member]
Taxes [Line Items]
Applicable tax rate		16.50%
Profits tax rates			16.50%	8.25%
Assessable profits (in Dollars)			$ 2,000,000	$ 2,000,000
UK [Member]
Taxes [Line Items]
Applicable tax rate	25.00%